PAGE 1
MARYLAND PROSPECTUS SUPPLEMENT - JANUARY 31, 1996
IDS State Tax-Exempt Funds Prospectus (Aug. 29, 1995)
Form No. S-6328 J (8/95)
      IDS California Tax-Exempt Fund
      IDS Massachusetts Tax-Exempt Fund
      IDS Michigan Tax-Exempt Fund
      IDS Minnesota Tax-Exempt Fund
      IDS New York Tax-Exempt Fund
      IDS Ohio Tax-Exempt Fund

The paragraph titled "Debt securities sold at a deep discount" is revised to include the sentence:

      "For descriptions of zero coupon bonds and PIK bonds, see the Appendix to this prospectus."

Form No. S-6328-44 A (1/96)
*Destroy - Aug. 29, 1996